Note 4 - Loans and Related Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2017	2016

Commercial and industrial	$101,346	$60,630
Real estate - construction	47,017	23,709
Real estate - mortgage:
Residential	318,157	270,830
Commercial	437,947	249,490
Consumer installment	18,746	4,481
	923,213	609,140
Less: Allowance for loan and lease losses	(7,190)	(6,598)

Net loans	$916,023	$602,542

Schedule Of Financing Receivable By Segment [Table Text Block]
			Real Estate- Mortgage
December 31, 2017	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$3,627	$44	$2,824	$5,610	$4	$12,109
Collectively evaluated for impairment	97,719	46,973	315,333	432,337	18,742	911,104
Total loans	$101,346	$47,017	$318,157	$437,947	$18,746	$923,213
			Real estate- Mortgage
December 31, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,190	$913	$3,135	$7,187	$5	$12,430
Collectively evaluated for impairment	59,440	22,796	267,695	242,303	4,476	596,710
Total loans	$60,630	$23,709	$270,830	$249,490	$4,481	$609,140

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
December 31, 2017	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$694	$-	$140	$733	$-	$1,567
Collectively evaluated for impairment	305	313	1,620	3,303	82	5,623
Total ending allowance balance	$999	$313	$1,760	$4,036	$82	$7,190
			Real Estate- Mortgage
December 31, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$90	$-	$251	$186	$-	$527
Collectively evaluated for impairment	358	172	2,567	2,949	25	6,071
Total ending allowance balance	$448	$172	$2,818	$3,135	$25	$6,598
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2016	$448	$172	$2,818	$3,135	$25	$6,598
Charge-offs	(536)	-	(117)	(39)	(462)	(1,154)
Recoveries	234	34	241	111	81	701
Provision	853	107	(1,182)	829	438	1,045
ALLL balance at December 31, 2017	$999	$313	$1,760	$4,036	$82	$7,190
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385
Charge-offs	(237)	-	(414)	(70)	(22)	(743)
Recoveries	90	-	141	140	15	386
Provision	(272)	(104)	(48)	987	7	570
ALLL balance at December 31, 2016	$448	$172	$2,818	$3,135	$25	$6,598

Impaired Financing Receivables [Table Text Block]
December 31, 2017
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$450	$1,006	$-
Real estate - construction	44	44	-
Real estate - mortgage:
Residential	1,685	1,904	-
Commercial	1,870	1,984	-
Consumer installment	4	4	-
Total	$4,053	$4,942	$-

With an allowance recorded:
Commercial and industrial	$3,177	$3,888	$694
Real estate - mortgage:
Residential	1,139	1,179	140
Commercial	3,740	3,913	733
Total	$8,056	$8,980	$1,567

Total:
Commercial and industrial	$3,627	$4,894	$694
Real estate - construction	44	44	-
Real estate - mortgage:
Residential	2,824	3,083	140
Commercial	5,610	5,897	733
Consumer installment	4	4	-
Total	$12,109	$13,922	$1,567
December 31, 2016
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$319	$318	$-
Real estate - construction	913	909	-
Real estate - mortgage:
Residential	2,142	2,140	-
Commercial	2,031	2,027	-
Total	$5,405	$5,394	$-

With an allowance recorded:
Commercial and industrial	$871	$868	$90
Real estate - mortgage:
Residential	993	991	251
Commercial	5,156	5,147	186
Consumer installment	5	5	-
Total	$7,025	$7,011	$527

Total:
Commercial and industrial	$1,190	$1,186	$90
Real estate - construction	913	909	-
Real estate - mortgage:
Residential	3,135	3,131	251
Commercial	7,187	7,174	186
Consumer installment	5	5	-
Total	$12,430	$12,405	$527

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2017		As of December 31, 2016		As of December 31, 2015

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$2,378	$178	$1,211	$32	$1,468	$100
Real estate - construction	565	1	1,281	10	2,407	115
Real estate - mortgage:
Residential	3,068	89	3,529	98	4,356	160
Commercial	6,820	446	7,384	368	5,203	350
Consumer installment	5	1	6	1	6	-
Total	$12,836	$715	$13,411	$509	$13,440	$725

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2017
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	4	-	4	$127	$127
Residential real estate	5	-	5	256	256
	December 31, 2016
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	5	-	5	$610	$610
Residential real estate	4	-	4	166	166
Commercial real estate	1	-	1	311	311
	December 31, 2015
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	6	-	6	$434	$434
Real estate construction	1	-	1	181	181
Residential real estate	5	1	6	515	535
Commercial real estate	1	-	1	270	270

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2017
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$95,621	$1,942	$3,783	$-	$101,346
Real estate - construction	46,995	-	22	-	47,017
Real estate - mortgage:
Residential	312,176	723	5,258	-	318,157
Commercial	424,225	9,164	4,558	-	437,947
Consumer installment	18,742	-	4	-	18,746
Total	$897,759	$11,829	$13,625	$-	$923,213
	December 31, 2016
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$58,539	$663	$1,428	$-	$60,630
Real estate - construction	23,541	144	24	-	23,709
Real estate - mortgage:
Residential	264,481	428	5,921	-	270,830
Commercial	240,678	4,422	4,390	-	249,490
Consumer installment	4,467	-	14	-	4,481
Total	$591,706	$5,657	$11,777	$-	$609,140

Past Due Financing Receivables [Table Text Block]
	December 31, 2017
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$99,633	$1,607	$29	$77	$1,713	$101,346
Real estate - construction	47,017	-	-	-	-	47,017
Real estate - mortgage:
Residential	314,866	1,977	227	1,087	3,291	318,157
Commercial	434,879	1,907	1	1,160	3,068	437,947
Consumer installment	18,736	10	-	-	10	18,746
Total	$915,131	$5,501	$257	$2,324	$8,082	$923,213
	December 31, 2016
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$60,407	$17	$2	$204	$223	$60,630
Real estate - construction	23,709	-	-	-	-	23,709
Real estate - mortgage:
Residential	268,041	1,909	207	673	2,789	270,830
Commercial	249,081	92	-	317	409	249,490
Consumer installment	4,465	-	10	6	16	4,481
Total	$605,703	$2,018	$219	$1,200	$3,437	$609,140

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31, 2017
		90+ Days Past
	Nonaccrual	Due and Accruing

Commercial and industrial	$1,120	$-
Real estate - construction	-	-
Real estate - mortgage:
Residential	4,002	-
Commercial	3,311	-
Consumer installment	-	-
Total	$8,433	$-
	December 31, 2016
		90+ Days Past
	Nonaccrual	Due and Accruing

Commercial and industrial	$454	$-
Real estate - construction	-	-
Real estate - mortgage:
Residential	4,034	-
Commercial	1,409	-
Consumer installment	6	-
Total	$5,903	$-

Subsequently Defaulted [Member]
Notes Tables
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2016
	Number of	Recorded
Troubled Debt Restructurings subsequently defaulted	Contracts	Investment
Commercial and industrial	2	$7
Real estate construction	1	-
Residential real estate	4	278
Commercial real estate	1	119
	December 31, 2015
	Number of	Recorded
Troubled Debt Restructurings subsequently defaulted	Contracts	Investment
Commercial and industrial	2	$14
Real estate construction	1	130